Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Top 200 Equal Weight ETF (EQWL)

Invesco Russell Midcap Equal Weight ETF (EQWM)

Invesco Russell Top 200 Pure Growth ETF (PXLG)

Invesco Russell Midcap Pure Growth ETF (PXMG)

Invesco Russell 2000 Pure Growth ETF (PXSG)

Invesco Russell Top 200 Pure Value ETF (PXLV)

Invesco Russell Midcap Pure Value ETF (PXMV)

Invesco Russell 2000 Pure Value ETF (PXSV)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Top 200 Equal Weight ETF	Invesco S&P 100 Equal Weight ETF

Invesco Russell Midcap Equal Weight ETF	Invesco S&P MidCap Quality ETF

Invesco Russell Top 200 Pure Growth ETF	Invesco S&P 500 GARP ETF

Invesco Russell Midcap Pure Growth ETF	Invesco S&P MidCap Momentum ETF

Invesco Russell 2000 Pure Growth ETF	Invesco S&P SmallCap Momentum ETF

Invesco Russell Top 200 Pure Value ETF	Invesco S&P 500 Value with Momentum ETF

Invesco Russell Midcap Pure Value ETF	Invesco S&P MidCap Value with Momentum ETF

Invesco Russell 2000 Pure Value ETF	Invesco S&P SmallCap Value with Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

EQWL	No Change

EQWM	XMHQ

PXLG	SPGP

PXMG	XMMO

PXSG	XSMO

PXLV	SPVM

PXMV	XMVM

PXSV	XSVM

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Top 200® Equal Weight Index	S&P 100 Equal Weight Index

Russell Midcap® Equal Weight Index	S&P MidCap 400 Quality Index

Russell Top 200® Pure Growth Index	S&P 500 Growth at a Reasonable Price Index

Russell Midcap® Pure Growth Index	S&P MidCap 400 Momentum Index

Russell 2000® Pure Growth Index	S&P SmallCap 600 Momentum Index

Russell Top 200® Pure Value Index	S&P 500 High Momentum Value Index

Russell Midcap® Pure Value Index	S&P 400 High Momentum Value Index

Russell 2000® Pure Value Index	S&P 600 High Momentum Value Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 100 Equal Weight Index

The Underlying Index is an equal-weighted version of the S&P 100® Index. The Underlying Index is rebalanced quarterly.

S&P MidCap 400 Quality Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 80 securities in the S&P Midcap 400® Index that have the highest “quality scores,” calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

S&P 500 Growth at a Reasonable Price Index

The Underlying Index holds approximately 75 securities in the S&P 500® Index that have been identified as having the highest “growth scores” and “quality and value composite scores,” calculated pursuant to the index methodology. Underlying Index constituents are weighted based on their growth scores. The Underlying Index is rebalanced semi-annually.

S&P MidCap 400 Momentum Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 80 securities in the S&P Midcap 400® Index having the highest “momentum scores,” calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

S&P SmallCap 600 Momentum Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 120 securities in the S&P SmallCap 600® Index having the highest “momentum scores,” calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

S&P 500 High Momentum Value Index

The Underlying Index is comprised of 100 securities in the S&P 500® Index having the highest “value scores” and “momentum scores,” calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.

S&P 400 High Momentum Value Index

The Underlying Index holds 80 securities in the S&P Midcap 400® Index having the highest “value scores” and “momentum scores,” calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.

S&P 600 High Momentum Value Index

The Underlying Index holds 120 securities in the S&P SmallCap 600® Index having the highest “value scores” and “momentum scores,” calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.

Invesco Russell Top 200 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Top 200 Equal Weight ETF (EQWL)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Top 200 Equal Weight ETF	Invesco S&P 100 Equal Weight ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

EQWL	No Change

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Top 200® Equal Weight Index	S&P 100 Equal Weight Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 100 Equal Weight Index

The Underlying Index is an equal-weighted version of the S&P 100® Index. The Underlying Index is rebalanced quarterly.

Invesco Russell Midcap Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Midcap Equal Weight ETF (EQWM)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Midcap Equal Weight ETF	Invesco S&P MidCap Quality ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

EQWM	XMHQ

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Midcap® Equal Weight Index	S&P MidCap 400 Quality Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P MidCap 400 Quality Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 80 securities in the S&P Midcap 400® Index that have the highest "quality scores," calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

Invesco Russell Top 200 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Top 200 Pure Growth ETF (PXLG)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Top 200 Pure Growth ETF	Invesco S&P 500 GARP ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXLG	SPGP

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Top 200® Pure Growth Index	S&P 500 Growth at a Reasonable Price Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 500 Growth at a Reasonable Price Index

The Underlying Index holds approximately 75 securities in the S&P 500® Index that have been identified as having the highest "growth scores" and "quality and value composite scores," calculated pursuant to the index methodology. Underlying Index constituents are weighted based on their growth scores. The Underlying Index is rebalanced semi-annually.

Invesco Russell Midcap Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Midcap Pure Growth ETF (PXMG)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Midcap Pure Growth ETF	Invesco S&P MidCap Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXMG	XMMO

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Midcap® Pure Growth Index	S&P MidCap 400 Momentum Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P MidCap 400 Momentum Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 80 securities in the S&P Midcap 400® Index having the highest "momentum scores," calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

Invesco Russell 2000 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell 2000 Pure Growth ETF (PXSG)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell 2000 Pure Growth ETF	Invesco S&P SmallCap Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXSG	XSMO

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell 2000® Pure Growth Index	S&P SmallCap 600 Momentum Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P SmallCap 600 Momentum Index

The Underlying Index is a modified market capitalization-weighted index that holds approximately 120 securities in the S&P SmallCap 600® Index having the highest "momentum scores," calculated pursuant to the index methodology. The Underlying Index is rebalanced semi-annually.

Invesco Russell Top 200 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Top 200 Pure Value ETF (PXLV)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Top 200 Pure Value ETF	Invesco S&P 500 Value with Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXLV	SPVM

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Top 200® Pure Value Index	S&P 500 High Momentum Value Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 500 High Momentum Value Index

The Underlying Index is comprised of 100 securities in the S&P 500® Index having the highest "value scores" and "momentum scores," calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.

Invesco Russell Midcap Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell Midcap Pure Value ETF (PXMV)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell Midcap Pure Value ETF	Invesco S&P MidCap Value with Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXMV	XMVM

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell Midcap® Pure Value Index	S&P 400 High Momentum Value Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 400 High Momentum Value Index

The Underlying Index holds 80 securities in the S&P Midcap 400® Index having the highest "value scores" and "momentum scores," calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.

Invesco Russell 2000 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019

TO THE PROSPECTUS DATED AUGUST 28, 2018 AND STATEMENT OF ADDITIONAL INFORMATION,

DATED AUGUST 28, 2018 AS REVISED SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED,

OF:

Invesco Russell 2000 Pure Value ETF (PXSV)

Important Notice Regarding Changes in the Names, Investment Objectives, Underlying Indexes, Index Provider, and

Principal Investment Strategies of Certain Funds

At a meeting held on March 8, 2019, the Board of the Invesco Exchange-Traded Fund Trust approved changes, effective as of the close of markets on June 21, 2019 (the “Effective Date”), to the investment objective, principal investment strategy, name, ticker symbol, index provider and underlying index, as applicable, of Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF, and Invesco Russell 2000 Pure Value ETF (each a “Fund”).

Therefore, as of market close on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco Russell 2000 Pure Value ETF	Invesco S&P SmallCap Value with Momentum ETF

2.) Ticker Symbol Change. Each Fund’s ticker symbol will change, as set forth in the table below:

Current Ticker Symbol	New Ticker Symbol

PXSV	XSVM

3.) Underlying Index and Index Provider Change. S&P Dow Jones Indices LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

Russell 2000® Pure Value Index	S&P 600 High Momentum Value Index

4.) Investment Objective Change. Each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities of companies that comprise its New Underlying Index.

6.) Descriptions of New Underlying Indexes.

S&P 600 High Momentum Value Index

The Underlying Index holds 120 securities in the S&P SmallCap 600® Index having the highest "value scores" and "momentum scores," calculated pursuant to the index methodology. Underlying Index constituents are weighted by their value scores; securities with higher value scores receive relatively greater weights. The Underlying Index is rebalanced semi-annually.